Other Current Liabilities - Allowance for sales discounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Current Liabilities
Balance at beginning of year	$ 896	$ 494	$ 1,203
Charges to earnings	8,791	6,448	1,855
Amounts utilized	(8,878)	(6,046)	(2,564)
Balance at end of year	$ 809	$ 896	$ 494